SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 15, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Dividend paid in kind		$ 353,000	$ 195,000	$ 547,000
Series A Redeemable Convertible Preferred Stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Dividend rate	9.00%
Percentage of dividend paid in shares	50.00%
Share price	$ 10
Percentage of dividend payable in cash		50.00%		50.00%
Dividend in cash		$ 200,000		$ 200,000
Dividend paid in kind		$ 200,000		550,000
Dividend paid				$ 1,100,000
Series A Redeemable Convertible Preferred Stock | If liquidation occurs prior to the first anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Liquidation preference per share	12.5
Series A Redeemable Convertible Preferred Stock | If liquidation occurs prior to the second anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Liquidation preference per share	13
Series A Redeemable Convertible Preferred Stock | If liquidation occurs prior to the third anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Liquidation preference per share	15
Series A Redeemable Convertible Preferred Stock | If liquidation occurs prior to the fourth anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Liquidation preference per share	16
Series A Redeemable Convertible Preferred Stock | If redeemed on the first anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redemption price	11.5
Series A Redeemable Convertible Preferred Stock | If redeemed on the second anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redemption price	13
Series A Redeemable Convertible Preferred Stock | If redeemed on the third anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redemption price	15
Series A Redeemable Convertible Preferred Stock | If redeemed on the fourth anniversary of the Funding Date
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redemption price	$ 16
Series A Redeemable Convertible Preferred Stock | BMS
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Number of shares agreed to sell	1,500,000
Share price	$ 9.6
Aggregate purchase price	$ 14,400,000
Conversion shares	1.5